Components Of Net Deferred Income Tax Liability (Detail) (USD $) In Millions, unless otherwise specified	Sep. 29, 2012	Oct. 01, 2011
Income Tax Disclosure [Abstract]
Allowance for doubtful accounts	$ 4	$ 4
Deferred gain on sale-leaseback	15	15
Accrued liabilities and reserves	60	58
Inventories	8	8
Net operating loss carryforward	393	406
Alternative minimum tax (AMT) credit carryforward	9	8
Other	6	15
Total deferred tax assets	495	514
Valuation allowance	(51)	(43)
Total deferred tax assets, net of valuation allowance	444	471
Property and equipment	190	143
Intangible assets	322	347
Debt extinguishment	132	132
Other	1	4
Total deferred tax liabilities	645	626
Net deferred tax liability	$ (201)	$ (155)